Document and Entity Information Document			12 Months Ended
	May 10, 2023	Oct. 27, 2021	Dec. 31, 2023
Entity Information [Line Items]
Document Type		8-K
Document Period End Date	May 10, 2023	May 10, 2023
Entity Registrant Name		ChampionX Corporation
Entity Incorporation, State or Country Code		DE
Entity File Number		001-38441
Entity Tax Identification Number		82-3066826
Entity Address, Address Line One		2445 Technology Forest Blvd
Entity Address, Address Line Two		Building 4, 12th Floor
Entity Address, City or Town		The Woodlands
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		77381
City Area Code		(281)
Local Phone Number		403-5772
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common stock, $0.01 par value
Trading Symbol		CHX
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0001723089
Amendment Flag		false
Current Fiscal Year End Date			--12-31